Intangible assets, net (Schedule of Annual Estimated Amortization Expense for Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Intangible assets, net [Abstract]
Amortization expenses for intangible assets	$ 8,924	¥ 57,810	¥ 984	¥ 482
Amortization for Intangible Assets
2016	21,964				¥ 142,280
2017	21,821				141,355
2018	21,807				141,259
2019	21,744				140,851
2020	13,482				87,336
Thereafter	9,644				62,467
Total	$ 110,462		¥ 3,075		¥ 715,548